Employee benefits - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) Rate	Dec. 31, 2019 MXN ($) Rate	Dec. 31, 2018 MXN ($) Rate	Dec. 31, 2016
Disclosure of Employee benefits
Defined benefit obligation, at present value	$ 755,945	$ 636,202	$ 500,072
Statutory employee profit sharing percentage	10.00%
Description Of Rights To Receive The Contribution	i) if the employee retires between the first and the 4.99 year of services, he/she does not have the right to receive the contribution made by the Company, ii) if he/she retires on the fifth year of services he/she has the right to receive 50% of the contributions made by the Company and, for each additional service year, the employee has the right to receive an additional 10% of the contributions made by the Company.
Description of nature of benefits provided by plan	i) 20% of employee contributions for employees with 1 - 4.99 years of service, ii) 40% of employee contributions for employees with 5 – 9.99 years of service, and iii) 100% matching contributions for employees with 10 or more years of service or when the employee reaches 40 years of age, regardless of the years of service.
Actuarial assumption of retirement age	65 years
Mortality average expected life	65 years
Men [Member]
Disclosure of Employee benefits
Mortality average expected life	17 years 1 month 17 days
Women [Member]
Disclosure of Employee benefits
Mortality average expected life	10 years 11 months 1 day
Bachoco USA, LLC [Member]
Disclosure of Employee benefits
Employee benefits expense	$ 4,678	1,772
Foreign defined benefit plans [Member] | Bachoco USA, LLC [Member]
Disclosure of Employee benefits
Defined Contribution Plan, Employer Contribution Percentage	50.00%
Employee benefits expense	$ 16,418	$ 14,919	$ 12,999
Defined Contribution Plan, Employer Contribution Percentage Per Employee	2.00%
Description of vesting requirements for share-based payment arrangement	P10Y
Number of other equity instruments outstanding in share-based payment arrangement | Rate	26,000	26,000	26,000
Defined benefit obligation, at present value	$ 44,994	$ 32,874	$ 20,922
State defined benefit plans [member]
Disclosure of Employee benefits
Employee benefits expense	$ 72,121	$ 66,134	$ 62,028
Defined Contribution Plan, Employer Contribution Percentage Per Employee	2.00%
Bottom of range [member]
Disclosure of Employee benefits
Defined Contribution Plan, Employer Contribution Percentage				1.00%
Actuarial assumption of retirement age	10 years
Top of range [member]
Disclosure of Employee benefits
Defined Contribution Plan, Employer Contribution Percentage				5.00%
Actuarial assumption of retirement age	55 years